NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Record Street Brewing Co [Member]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

The Company borrowed $15,000 from UPD Holding, Inc. on September 22, 2017. The proceeds of this note were used for working capital and this note is payable on demand and is not accruing interest. UPD Holding, Inc. subsequently acquired the Company on December 31, 2017 as described in Note 6.

NOTE 5 – NOTES PAYABLE The Company borrowed $10,000 from an unrelated party on June 23, 2016. This unsecured note is not accruing interest and is payable on demand.